Income Taxes (Details) - Schedule of Current Income Tax Provision for Federal and State Income Taxes - USD ($)	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2024
Current tax provision (benefit):
U.S. federal
U.S. state
Total current tax provision (benefit)
Deferred tax provision (benefit):
U.S. federal	(4,240)	(29,956)
International		(26,163)
U.S. state, net of federal benefit
Increase in valuation allowance	4,240	56,119
Total deferred tax provision (benefit)
Total provision (benefit) for income taxes